Operating Segment Information - Summary of Operating Segments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenues	₱ 193,257	₱ 181,004	₱ 169,187
Service revenues (Note 5)	185,751	173,634	161,355
Non-service revenues (Note 5)	7,506	7,370	7,832
Depreciation and amortization (Notes 9 and 10)	52,169	47,480	39,656
Asset impairment	4,985	7,646	4,833
Interest income	656	1,210	1,745
Equity share in net earnings (losses) of associates and joint ventures	(1,101)	(2,328)	(1,535)
Financing costs – net	10,414	10,086	8,553
Provision for (benefit from) income tax	7,478	8,441	9,550
Net income (loss) / Segment profit (loss)	26,676	24,580	22,786
Adjusted EBITDA	₱ 95,900	₱ 86,158	₱ 79,815
Adjusted EBITDA margin	52.00%	50.00%	49.00%
Core income (loss)	₱ 29,937	₱ 27,129	₱ 25,111
Telco core income (loss)	30,233	28,087	27,080
Operating assets	559,579	504,167	447,541
Investments in associates and joint ventures	53,364	52,123	53,863
Deferred income tax assets – net	13,385	19,556	23,623
TOTAL ASSETS	626,328	575,846	525,027
Operating liabilities	498,694	455,455	406,154
Deferred income tax liabilities	169	726	2,583
TOTAL LIABILITIES	498,863	456,181	408,737
Capital expenditures, including capitalized interest (Note 9)	88,983	71,904	72,871
External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	193,257	181,004	169,187
Service revenues (Note 5)	185,751	173,634	161,355
Non-service revenues (Note 5)	7,506	7,370	7,832
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	105,492	101,789	94,488
Service revenues (Note 5)	98,512	95,748	88,243
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	87,765	79,215	74,699
Service revenues (Note 5)	87,239	77,886	73,112
Non-service revenues (Note 5)	526	1,329	1,587
Operating Segments [Member] | Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	106,619	104,211	96,906
Depreciation and amortization (Notes 9 and 10)	40,459	35,134	29,484
Asset impairment	1,241	2,196	1,133
Interest income	355	537	703
Financing costs – net	7,551	6,886	6,422
Provision for (benefit from) income tax	3,366	4,536	4,423
Net income (loss) / Segment profit (loss)	9,434	15,166	13,101
Adjusted EBITDA	₱ 60,876	₱ 60,272	₱ 52,789
Adjusted EBITDA margin	61.00%	61.00%	58.00%
Core income (loss)	₱ 13,645	₱ 16,440	₱ 13,685
Telco core income (loss)	13,645	17,217	14,063
Operating assets	299,513	219,412	287,059
Investments in associates and joint ventures	39	40	10
Deferred income tax assets – net	4,695	6,943	13,102
TOTAL ASSETS	304,247	226,395	300,171
Operating liabilities	213,219	227,687	221,755
Deferred income tax liabilities		23	1,986
TOTAL LIABILITIES	213,219	227,710	223,741
Capital expenditures, including capitalized interest (Note 9)	36,898	33,118	30,718
Operating Segments [Member] | Wireless [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	105,492	101,789	94,488
Service revenues (Note 5)	98,512	95,748	88,243
Non-service revenues (Note 5)	6,980	6,041	6,245
Operating Segments [Member] | Wireless [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	1,127	2,422	2,418
Service revenues (Note 5)	1,127	2,422	2,418
Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	117,063	98,739	89,406
Depreciation and amortization (Notes 9 and 10)	22,139	19,383	16,141
Asset impairment	3,743	5,490	3,699
Interest income	275	636	680
Equity share in net earnings (losses) of associates and joint ventures	103	50	568
Financing costs – net	6,029	6,059	5,078
Provision for (benefit from) income tax	4,103	3,734	5,341
Net income (loss) / Segment profit (loss)	26,146	14,509	11,421
Adjusted EBITDA	₱ 45,832	₱ 33,405	₱ 33,162
Adjusted EBITDA margin	39.00%	34.00%	38.00%
Core income (loss)	₱ 26,298	₱ 15,463	₱ 12,531
Telco core income (loss)	25,736	13,649	12,531
Operating assets	285,083	319,384	198,468
Investments in associates and joint ventures	43,519	43,690	73,386
Deferred income tax assets – net	8,433	11,628	11,791
TOTAL ASSETS	337,035	374,702	283,645
Operating liabilities	293,162	274,614	229,855
Deferred income tax liabilities	169	330	384
TOTAL LIABILITIES	293,331	274,944	230,239
Capital expenditures, including capitalized interest (Note 9)	52,085	38,786	42,153
Operating Segments [Member] | Fixed Line [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	87,765	79,215	74,699
Service revenues (Note 5)	87,239	77,886	73,112
Non-service revenues (Note 5)	526	1,329	1,587
Operating Segments [Member] | Fixed Line [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	29,298	19,524	14,707
Service revenues (Note 5)	29,290	19,524	14,707
Non-service revenues (Note 5)	8
Operating Segments [Member] | Others [Member]
Disclosure Of Operating Segments [Line Items]
Asset impairment	1	1	1
Interest income	26	92	362
Equity share in net earnings (losses) of associates and joint ventures	(1,204)	(2,378)	(2,103)
Financing costs – net		55
Provision for (benefit from) income tax	(270)	(617)	(444)
Net income (loss) / Segment profit (loss)	384	(318)	(1,769)
Adjusted EBITDA	(7)	(12)	(101)
Core income (loss)	(666)	193	(1,151)
Telco core income (loss)	192	2,188	440
Operating assets	7,351	6,371	7,943
Investments in associates and joint ventures	9,806	8,393	9,897
Deferred income tax assets – net	(81)	(350)	(711)
TOTAL ASSETS	17,076	14,414	17,129
Operating liabilities	1,023	1,457	833
Deferred income tax liabilities			252
TOTAL LIABILITIES	1,023	1,457	1,085
Elimination of intersegment amounts [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(30,425)	(21,946)	(17,125)
Depreciation and amortization (Notes 9 and 10)	(10,429)	(7,037)	(5,969)
Asset impairment		(41)
Interest income		(55)
Financing costs – net	(3,166)	(2,914)	(2,947)
Provision for (benefit from) income tax	279	788	230
Net income (loss) / Segment profit (loss)	(9,288)	(4,777)	33
Adjusted EBITDA	(10,801)	(7,507)	(6,035)
Core income (loss)	(9,340)	(4,967)	46
Telco core income (loss)	(9,340)	(4,967)	46
Operating assets	(32,368)	(41,000)	(45,929)
Investments in associates and joint ventures			(29,430)
Deferred income tax assets – net	338	1,335	(559)
TOTAL ASSETS	(32,030)	(39,665)	(75,918)
Operating liabilities	(8,710)	(48,303)	(46,289)
Deferred income tax liabilities		373	(39)
TOTAL LIABILITIES	(8,710)	(47,930)	(46,328)
Elimination of intersegment amounts [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(30,425)	(21,946)	(17,125)
Service revenues (Note 5)	(30,417)	₱ (21,946)	₱ (17,125)
Non-service revenues (Note 5)	₱ (8)